Income Taxes (Summary of Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]
Income Taxes
Current	$ 0.4		$ 0.3		$ 0.3
Deferred	0.1
Total	$ 0.5	[1]	$ 0.3	[1]	$ 0.3	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.